As filed with the Securities and Exchange Commission on February 28, 1997.



                                                               File No. 33-23166
                                                                        811-5624
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
                      REGISTRATION STATEMENT (NO. 33-23166)
                                      UNDER


                           THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 32
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 33


                                 --------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                         Harold J. Schaaff, Jr., Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)

                                 --------------

                                   COPIES TO:
             Warren J. Olsen                        Richard W. Grant, Esquire
Morgan Stanley Asset Management Inc.            Morgan, Lewis & Bockius LLP
       1221 Avenue of the Americas                  2000 One Logan Square
          New York, NY 10020                          Philadelphia, PA 19103

                                 --------------


                 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                     (CHECK APPROPRIATE BOX)

                 /X/  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
                 / /  ON ________________ PURSUANT TO PARAGRAPH (b)
                 / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
                 / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
                 / /  ON _______________ PURSUANT TO PARAGRAPH (a) OF RULE 485

                               ------------------


     Registrant has elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 notice for the period ended December 31, 1996 on February 21, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS

 Form N-1A
Item Number Location in Prospectus for the Fixed Income, Global Fixed Income, ----------- Municipal Bond, Mortgage-Backed Securities, High Yield, Money
             Market and Municipal Money Market Portfolios
             -------------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2. Synopsis-- Fund Expenses (Estimated for Mortgage-Backed Securities Portfolio)

Item 3. Condensed Financial Information -- Financial Highlights (for the Fixed Income, Global Fixed Income, Municipal Bond, High Yield, Money Market and Municipal Money Market Portfolios only); Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number Location in Prospectus for the Small Cap Value Equity, Value Equity ----------- and Balanced Portfolios
             -------------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *
_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1995 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1995: Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

 Form N-1A
Item Number    Location in Prospectus for the Active Country Allocation
-----------    Portfolio
               ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number         Location in Prospectus for Gold Portfolio
-----------         -----------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *


_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1995 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1995: Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

Form N-1A    Location in Prospectus for the Global Equity, International Equity,
Item Number International Small Cap, Asian Equity, European Equity, Japanese ----------- Equity and Latin American Portfolios
             -------------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

Form N-1A
Item Number    Location in Prospectus for the Emerging Markets and Emerging
----------     Markets Debt Portfolios
               ------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1995 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1995: Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

 Form N-1A
Item Number   Location in Prospectus for the China Growth Portfolio
-----------   -----------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number    Location in Prospectus for the Equity Growth, Emerging Growth,
-----------    Microcap and Aggressive Equity Portfolios
               --------------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated for the MicroCap Portfolio)

Item 3. Condensed Financial Information -- Financial Highlights (for the Equity Growth, Emerging Growth and Aggressive Equity Portfolios only); Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1995 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1995: Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

Form N-1A
Item number Location in Prospectus for the U.S. Real Estate Portfolio
----------- ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *

 Form N-1A
Item Number    Location in Prospectus for the International Magnum Portfolio
-----------    -------------------------------------------------------------


Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *


_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1995 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1995: Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

 Form N-1A
Item Number    Location in Prospectus for the Technology Portfolio
-----------    ---------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3. Condensed Financial Information -- Financial Highlights; Performance Information

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *


_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1995 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1995: Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

PART B -       INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


 Form N-1A
Item Number    Location in Statement of Additional Information for the Fixed
-----------    Income, Global Fixed Income, Municipal Bond, Mortgage-Backed
               Securities, High Yield, Money Market, Municipal Money Market,
               Small Cap Value Equity, Value Equity, Balanced, Active Country
               Allocation, Gold, Global Equity, International Equity,
               International Magnum, International Small Cap, Asian Equity,
               European Equity, Japanese Equity, Latin American, Emerging
               Markets, Emerging Markets Debt, China Growth, Equity Growth,
               Emerging Growth, MicroCap, Aggressive Equity and U.S. Real Estate
               Portfolios
               -----------------------------------------------------------------

Item 10.  Cover Page -- Cover Page

Item 11.  Table of Contents -- Cover Page

Item 12.  General Information and History -- *

Item 13. Investment Objective and Policies -- Investment Objectives and Policies; Investment Limitations


Item 14.  Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.  Investment Advisory and Other Services -- Management of the Fund

Item 17.  Brokerage Allocation -- *


Item 18.  Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Net Asset Value; General Information

Item 20. Tax Status -- Federal Tax Treatment of Forward Currency and Futures Contracts

Item 21.  Underwriters -- *

Item 22.  Calculation of Performance Data -- Performance Information

Item 23.  Financial Statements -- Financial Statements

_______________________
*    Omitted since the answer is negative or the Item is not applicable.

 Form N-1A
Item Number    Location in Statement of Additional Information for the
-----------    Technology Portfolio
               ----------------------------------------------------------------

Item 10.  Cover Page -- Cover Page

Item 11.  Table of Contents -- Cover Page

Item 12.  General Information and History -- *

Item 13. Investment Objective and Policies -- Investment Objective and Policies; Investment Limitations

Item 14.  Management of the Fund-- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.  Investment Advisory and Other Services-- Management of the Fund

Item 17.  Brokerage Allocation -- *

Item 18.  Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Net Asset Value; General Information

Item 20. Tax Status -- Federal Tax Treatment of Forward Currency and Futures Contracts

Item 21.  Underwriters -- *

Item 22.  Calculation of Performance Data -- Performance Information

Item 23.  Financial Statements


Part C    Other Information
------    -----------------


          Part C contains the information required by the terms contained therein under the items set forth in the form.


_______________________
*    Omitted since the answer is negative or the Item is not applicable.



     The Prospectus for the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market and Municipal Money Market Portfolios, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Small Cap Value Equity, Value Equity and Balanced Portfolios, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Active Country Allocation Portfolio, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Gold Portfolio, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity and Latin American Portfolios, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996, and in final form under Rule 497(e) on May 3, 1996, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Emerging Markets and Emerging Markets Debt Portfolios, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the China Growth Portfolio, included as part of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on August 1, 1995 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the U.S. Real Estate Portfolio, included as part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on April 30, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Technology Portfolio, included as part of Post-Effecive Amendment No. 30 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 24, 1996 is hereby incorporated by reference as if set forth in full herein.

     The Statement of Additional Information for the Technology Portfolio, included as part of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 24, 1996 is hereby incorporated by reference as if set forth in full herein.

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                     PART A


    The Prospectus for the Technology Portfolio (the "Portfolio") dated August 22, 1996, is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-23166) filed with the Securities and Exchange Commission on May 24, 1996. The Prospectus is supplemented by its Financial Highlights as of December 31, 1996 filed herein to comply with the Fund's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be certified within four to six months of the commencement date of the Portfolio.

                       SUPPLEMENT DATED FEBRUARY 28, 1997
                   TO THE PROSPECTUS DATED AUGUST 22, 1996 OF

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The prospectus dated August 22, 1996 (the "Prospectus") of the Technoloy Portfolio of the Morgan Stanley Institutional Fund, Inc. (the "Fund") is hereby amended and supplemented as follows:

    The following section is added before the section under the heading "PROSPECTUS SUMMARY:"

                              FINANCIAL HIGHLIGHTS

    The  following  table  provides  financial  highlights  for  the  Technology
Portfolio for the period ended December 31, 1996 and is part of the Fund's unaudited financial statements which are included in the Fund's Statement of Additional Information (the "SAI"). The SAI is available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                                                                      CLASS A                   CLASS B
                                                              -----------------------   -----------------------
                                                                          PERIOD FROM               PERIOD FROM
                                                               SEPTEMBER 16, 1996* TO    SEPTEMBER 16, 1996* TO
                                                                    DECEMBER 31, 1996         DECEMBER 31, 1996
                                                                          (UNAUDITED)               (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................                   $10.00                    $10.00
                                                                              -------                   -------
INCOME FROM INVESTMENT OPERATIONS...........................
  Net Investment Loss (1)...................................                    (0.02)                    (0.02)
  Net Realized and Unrealized Gain on Investments...........                     0.73                      0.73
                                                                              -------                   -------
  Total from Investment Operations..........................                     0.71                      0.71
                                                                              -------                   -------
NET ASSET VALUE, END OF PERIOD..............................                   $10.71                    $10.71
                                                                              -------                   -------
                                                                              -------                   -------
TOTAL RETURN................................................                     7.10%                     7.10%
                                                                              -------                   -------
                                                                              -------                   -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................                   $3,595                    $1,487
Ratio of Expenses to Average Net Assets (1).................                     1.25%**                    1.50%**
Ratio of Net Investment Income to Average Net Assets (1)....                    (0.70)%**                   (1.00)%**
Portfolio Turnover Rate.....................................                       77%                       77%
---------------------------------------------------------------------------------------------------------------
Average Commission Rate.....................................                   $0.0374                   $0.0374
---------------------------------------------------------------------------------------------------------------
(1) Effect of voluntary expense limitation during the
 period:
     Per share benefit to net investment income.............                   $ 0.22                    $ 0.19
  Ratios before expense limitation:
     Expenses to Average Net Assets.........................                     8.51%**                    9.14%**
     Net Investment Income to Average Net Assets............                    (7.96)%**                   (8.65)%**
---------------------------------------------------------------------------------------------------------------

 * Commencement of Operations
** Annualized

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

     Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and nondiversified series ("Portfolios"). The Fund currently consists of twenty-nine Portfolios offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Shares of each Portfolio are offered with no sales charge, exchange or (with the exception of the International Small Cap Portfolio) redemption fee. The Class A shares and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. This Statement of Additional Information addresses information of the Fund applicable to Class A shares and Class B shares of the Technology Portfolio (the "Portfolio"), one of the twenty-nine portfolios.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus of the Portfolio (the "Prospectus"). To obtain the Prospectus or the prospectus and/or Statement of Additional Information relating to any of the other Portfolios, please call the Morgan Stanley Institutional Fund, Inc. Services Group at 1-800-548-7786.

                                TABLE OF CONTENTS

                                                                           Page




Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . . . 2
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
Special Tax Considerations Relating to Foreign Investments . . . . . . . . .10
Taxes and Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . .10
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Determining Maturities of Certain Instruments. . . . . . . . . . . . . . . .14
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . .26
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
Description of Securities and Ratings. . . . . . . . . . . . . . . . . . . .30
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . .35


STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 22, 1996, AS AMENDED OCTOBER 15, 1996, NOVEMBER 27, 1996, AND FEBRUARY 28, 1997. RELATING TO THE PROSPECTUS OF THE TECHNOLOGY PORTFOLIO DATED AUGUST 22, 1996.

                        INVESTMENT OBJECTIVE AND POLICIES

     The following policies supplement the Portfolio's investment objective and policies set forth in the Prospectus:


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     To the extent the Portfolio invests in securities denominated in foreign currencies, the assets of the Portfolio may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Portfolio anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Portfolio does not intend to enter into such forward contracts to protect the value of portfolio securities on a continuous basis. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of the Portfolio will thereby be served. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Fund's Custodian will place cash, U.S. government securities, or high-grade debt securities into a segregated account of the Portfolio in an amount equal to the value of its total assets committed to the consummation of forward currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be equal to the amount of the Portfolio's commitments with respect to such contracts.

     The Portfolio generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS

     The Portfolio may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and reducing transactions costs and may also enter into futures contracts for hedging purposes. The Portfolio will not enter into futures contracts or options thereon for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures contracts on securities indices or other indices do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular futures contract reflect changes in the level of the index on which the futures contract is based.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn interest income on its margin deposits. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

     The Portfolio may purchase and write call and put options on futures contracts which are traded on a U.S. Exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Portfolio intends to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Portfolio require that all futures transactions constitute bona fide hedging transactions except that the Portfolio may engage in futures transactions that do not constitute bona fide hedging to the extent that not more than 5% of the liquidation value of the Portfolio's total assets are required as margin deposits or premiums for such transactions. The Portfolio will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of their futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolio upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under futures contracts and options on futures contracts and, under options, futures contracts and options on futures contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contracts at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

     The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolio engages in futures strategies only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that the Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.


     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS TRANSACTIONS

GENERAL INFORMATION. As stated in the Prospectus, the Portfolio may purchase and sell options on equity securities. Additional information with respect to option transactions is set forth below. Call and put options on portfolio securities are listed on various U.S. and foreign securities exchanges ("listed options") and are written in over-the-counter transactions ("OTC Options").

     Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation, such as Options Clearing Corporation ("OCC") in the United States. Ownership of a listed call option gives the fund the right to buy from the clearing corporation or exchange, the underlying security covered by the option at the state exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of the current market price.
 Ownership of a listed put option would give the Portfolio the right to sell the underlying security or currency to the clearing corporation or exchange at the state exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security from the clearing corporation or exchange at the exercise price.

     OTC options are purchased from or sold (written) to dealers of financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transactions dealer, without the intermediation of a third party such as a clearing corporation or exchange. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

COVERED CALL WRITING. The Portfolio may write (i.e., sell) covered call options on portfolio securities. By doing so, the Portfolio would become obligated during the terms of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities and the premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The size of premiums will fluctuate with varying market conditions.

COVERED PUT WRITING. The Portfolio may write covered put options on portfolio securities. By doing so, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC options written by the Portfolio will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

     The Portfolio will write put options to receive the premiums paid by purchasers; when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and to close out long put option positions.

PURCHASE OF PUT AND CALL OPTIONS. The Portfolio may purchase listed or OTC put or call options on its portfolio securities in amounts exceeding no more than 5% of its total assets. When the Portfolio purchases a call option it acquires the right to purchase a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

     The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions.

     The amount the Portfolio pays to purchase an option is called a "premium", and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security must change and the change must be sufficient to cover the premium and commissions paid. A price change in the security underlying the option does not assure a profit since prices in the options market may not always reflect such a change.

PORTFOLIO TURNOVER

     The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Portfolio's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when the Portfolio deems it appropriate to purchase or sell securities for the Portfolio. However, the U.S. federal tax requirement that the Portfolio derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Portfolio's ability to dispose of its securities. See "Taxes."

SECURITIES LENDING

     The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors of the Fund.

     At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's

Board of Directors. Voting rights may pass with the loaned securities, provided that if a material event occurs affecting a security on loan, the loan must be called and the securities voted.

SHORT SALES

     The Portfolio may from time to time sell securities short without limitation but consistent with applicable legal requirements, although initially the Portfolio does not intend to sell securities short. A short sale is a transaction in which the Portfolio would sell securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government Securities or other liquid, high grade debt obligations. In addition, if the short sale is not "against the box," the Portfolio will place in a segregated account with its custodian, or designated sub-custodian, an amount of cash, U.S. Government Securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government Securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Portfolio will maintain the segregated account daily at a level so that (1) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (2) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

     Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SPECIAL RISKS ASSOCIATED WITH FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON AND OPTIONS ON FOREIGN CURRENCIES

     Transactions in forward contracts, as well as futures and options on foreign currencies, are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolio permitted to engage in such hedging transactions. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

     Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which the Portfolio's trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolio from responding to such events in a timely manner.

     Settlements of over-the-counter forward contracts or of the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

     Unlike currency futures contracts and exchange-traded options, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Commission. In an over-the-counter trading environment, many of the protections associated with transactions on exchanges will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements associated with such option positions. Similarly, there is no limit on the amount of potential losses on forward contracts to which the Portfolio is a party.

     In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This in turn could limit the Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

     Furthermore, over-the-counter transactions are not backed by the guarantee of an exchange's clearing corporation. The Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into over-the-counter transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     Over-the-counter options on foreign currencies, like exchange-traded commodity futures contracts and commodity option contracts, are within the exclusive regulatory jurisdiction of the CFTC. The CFTC currently permits the trading of such options, but only subject to a number of conditions regarding the commercial purpose of the purchaser of such options.

     Options on foreign currencies traded on a national securities exchange are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency options positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures for exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

     The Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, the Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of the following items if held less than three months (A) stock or securities, (B) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), and (C) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stocks or securities (or options or futures with respect to stock or securities) (the "short-short test") and (c) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to the Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, the Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders. If the Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If the Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends received deduction for corporate shareholders.

     The Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale, exchange or exemption of shares of the Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale, exchange, or redemption of shares of the Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

     The Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

     For certain transactions, the Portfolio is required for federal income tax purposes to recognize as gain or loss its net unrealized gains and losses on forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Realized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     As discussed above, in order for the Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement. Qualification as a RIC also requires that less than 30% of the Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on futures contracts held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so.

     Short sales engaged in by the Portfolio may reduce the holding property held by the Portfolio which is substantially identical to the property sold short. This rule may make it more difficult for the Portfolio to satisfy the short-short test. This rule may also have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

           SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of the Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

     It is expected that the Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and the Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of the Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for United States federal income tax purposes as paid directly by its shareholders. The Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Portfolio makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.


                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

     The Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.


                               PURCHASE OF SHARES

     The following supplements the Purchase of Shares section in the Prospectus.

     The purchase price of shares of the Portfolio is the net asset value next determined after the order is received. An order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.


                              REDEMPTION OF SHARES

     The following supplements the Redemption of Shares section in the Prospectus.

     The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

     To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and
(2) share transfer requests.

     A guarantor must be a bank, a trust company, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


                              SHAREHOLDER SERVICES

     The following supplements the Shareholder Services section in the Prospectus.

EXCHANGE FEATURES

     Shares of the Portfolio of the Fund may be exchanged for shares of any other available Portfolio (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a Portfolio with more than one class, the class of shares a shareholder receives in exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply.

     Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

     Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day.
Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For federal income tax purposes an exchange between Portfolios is a taxable event for shareholders subject to tax, and, accordingly, a gain or loss may be realized. The exchange privilege may be modified or terminated by the Fund at any time upon 60 days' notice to shareholders.

TRANSFER OF SHARES

     Shareholders may transfer shares of the Portfolio to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of such shares.


                             INVESTMENT LIMITATIONS

     The Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Portfolio will not:

     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4)  issue senior securities;

     (5) borrow, except the Portfolio may: borrow from banks in amounts up to 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies;

     (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

     (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of securities of companies in the technology or technology related industries, or on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and


     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.


     With respect to fundamental limitation (7) above, the Fund will determine industry concentration in accordance with the classifications of industries based on the Industry Numbers from the Standard Industrial Classification Manual as prepared by the Office of Management and Budget, except that companies in the technology and technology related industries will be deemed part of one industry.

     The Portfolio will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities);

     In addition, the Portfolio has adopted nonfundamental investment limitations as stated below and in the Prospectus. Such limitations may be changed without shareholder approval. The Portfolio will not:

     (1) purchase on margin or sell short, except that the Portfolio may enter into short sales in accordance with its investment objective and policies;

     (2) purchase or retain securities of an issuer if those Officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (6) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (7) purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market. Included within this amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on a recognized stock exchange;

     (8)  invest in real estate limited partnership interests;

     (9) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the Prospectus) that are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Commission thereunder;

     (10) invest in oil, gas or other mineral leases; and

     (11) purchase puts, calls, straddles, spreads and any combination thereof if for any reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that the Portfolio may enter into option transactions to the extent that not more than 5% of the Portfolio's total assets are required as deposits to secure obligations under options and not more than 20% of its total assets are invested in options, futures contracts and options on futures contracts at any time.

     The percentage limitations contained in these restrictions apply at the time of purchase of securities.


                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand;
(d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

     The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Three Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by Morgan Stanley Asset Management Inc. or its affiliates. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

                                              Principal Occupation During
 Name, Address and Age    Postion With Fund         Past Five Years
 ---------------------    -----------------   -----------------------------

 Barton M. Biggs*           Chairman and       Chairman, Director and Managing
 1221 Avenue of the         Director           Director of Morgan Stanley Asset
 Americas                                      Management Inc. and Morgan
 New York, NY 10020                            Stanley Asset Management
 (63)                                          Limited; Managing Director of
                                               Morgan Stanley & Co., Inc.;
                                               Director of Morgan Stanley Group
                                               Inc.; Member of Investment
                                               Advisory Counsel of the Thailand
                                               Fund; Director of the Rand
                                               McNally Company; Member of the
                                               Yale Development Board; Chairman
                                               and Director of 16 U.S.
                                               registered investment companies
                                               managed by Morgan Stanley Asset
                                               Management Inc.

 Warren J. Olsen*           Director and       Principal of Morgan Stanley &
 1221 Avenue of the         President          Co., Inc. and of Morgan Stanley
 Americas                                      Asset Management Inc.; President
 New York, NY 10020                            and Director of 16 U.S.
 (39)                                          registered investment companies
                                               managed by Morgan Stanley Asset
                                               Management Inc.

 John D. Barrett, II        Director           Chairman and Director of Barrett
 521 Fifth Avenue                              Associates, Inc. (investment
 New York, NY 10135                            counseling); Director of the
 (60)                                          Ashforth Company (real estate);
                                               Director of the Morgan Stanley
                                               Fund, Inc. and PCS Cash Fund,
                                               Inc.

 Gerard E. Jones            Director           Partner in Richards & O'Neil LLP
 43 Arch Street                                (law firm); Director of the
 Greenwich, CT 06830                           Morgan Stanley Fund, Inc. and
 (59)                                          PCS Cash Fund, Inc.

 Andrew McNally IV          Director           Chairman and Chief Executive
 8255 North Central                            Officer of Rand McNally
 Park Avenue                                   (publication); Director of
 Skokie, IL 60076                              Allendale Insurance Co., Mercury
 (56)                                          Finance (consumer finance);
                                               Zenith Electronics, Hubbell,
                                               Inc. (industrial electronics);
                                               Director of the Morgan Stanley
                                               Fund, Inc. and PCS Cash Fund,
                                               Inc.

 Samuel T. Reeves           Director           Chairman of the Board and CEO,
 8211 North                                    Pinacle L.L.C. (investment
 Fresno Street                                 firm); Director, Pacific Gas and
 Fresno, CA 93720                              Electric and PG&E Enterprises
 (61)                                          (utilities); Director of the
                                               Morgan Stanley Fund, Inc. and
                                               PCS Cash Fund, Inc.

 Fergus Reid                Director           Chairman and Chief Executive
 85 Charles Colman Blvd                        Officer of LumeLite Corporation
 Pawling, NY 12564                             (injection molding firm);
 (63)                                          Trustee and Director of Vista
                                               Mutual Fund Group; Director of
                                               the Morgan Stanley Fund, Inc.
                                               and PCS Cash Fund, Inc.

 Frederick O. Robertshaw    Director           Of Counsel, Bryan, Cave (law
 2800 North Central Avenue                     firm); Previously associated
 Phoenix, AZ 85004                             with Copple, Chamberlin & Boehm,
 (62)                                          P.C. and Rake, Copple, Downey &
                                               Black, P.C. (law firms);
                                               Director of the Morgan Stanley
                                               Fund, Inc. and PCS Cash Fund,
                                               Inc.

                                              Principal Occupation During
 Name, Address and Age    Postion with Fund         Past Five Years
 ---------------------    -----------------   -----------------------------


 Frederick B. Whittemore*   Director           Advisory Director of Morgan
 1251 Avenue of the                            Stanley & Co., Inc.; Vice-
 Americas, 30th Flr.                           Chairman and Director of 15 U.S.
 New York, NY 10020                            registered investment companies
 (65)                                          managed by Morgan Stanley Asset
                                               Management Inc.

 James W. Grisham*          Vice President     Principal of Morgan Stanley &
 1221 Avenue of the                            Co., Inc. and of Morgan Stanley
 Americas                                      Asset Management Inc.; Vice
 New York, NY 10020                            President of 16 U.S. registered
 (54)                                          investment companies managed by
                                               Morgan Stanley Asset Management
                                               Inc.

 Harold J. Schaaff, Jr.*    Vice President     Principal of Morgan Stanley &
 1221 Avenue of the                            Co. and of Morgan Stanley Asset
 Americas                                      Management Inc.; General Counsel
 New York, NY 10020                            and Secretary of Morgan Stanley
 (35)                                          Asset Management Inc.; Vice
                                               President of 16 U.S. registered
                                               investment companies managed by
                                               Morgan Stanley Asset Management
                                               Inc.

 Joseph P. Stadler*         Vice President     Vice President of Morgan Stanley
 1221 Avenue of the                            & Co. Inc. and Morgan Stanley
 Americas                                      Asset Management Inc.;
 New York, NY 10020                            Previously with Price Waterhouse
 (41)                                          LLP (accounting); Vice President
                                               of 16 U.S. registered investment
                                               companies managed by Morgan
                                               Stanley Asset Management Inc.

 Valerie Y. Lewis*          Secretary          Vice President of Morgan Stanley
 1221 Avenue of the                            & Co. Inc. and Morgan Stanely
 Americas                                      Asset Management Inc.;
 New York, NY 10020                            Previously with Citicorp
 (40)                                          (banking); Secretary of 16 U.S.
                                               registered investment companies
                                               managed by Morgan Stanley Asset
                                               Management Inc.

 Karl O. Hartmann           Assistant          Senior Vice President, Secretary
 73 Tremont Street          Secretary          and General Counsel of Chase
 Boston, MA 02108-3913                         Global Funds Services Company;
 (41)                                          Previously, Leland, O'Brien,
                                               Rubinstein Associates, Inc.
                                               (investments).

 James R. Rooney            Treasurer          Vice President, Chase Global
 73 Tremont Street                             Funds Services Company; Director
 Boston, MA 02108-3913                         of Fund Administration; Officer
 (37)                                          of various investment companies
                                               managed by Morgan Stanley Asset
                                               Management Inc.; Previously with
                                               Scudder, Stevens & Clark, Inc.
                                               (investments) and Ernst & Young
                                               LLP (accounting); Treasurer of
                                               16 U.S. registered investment
                                               companies managed by Morgan
                                               Stanley Asset Management Inc.

 Joanna Haigney             Assistant          Supervisor of Fund
 73 Tremont Street          Treasurer          Administration and Compliance,
 Boston, MA 02108-3913                         Chase Global Funds Services
 (29)                                          Company; Previously with Coopers
                                               & Lybrand LLP; Assistant
                                               Treasurer of 16 U.S. registered
                                               investment companies managed by
                                               Morgan Stanley Asset Management
                                               Inc.


_______

*    "Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

     Effective June 28, 1995, the Open-end Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-end Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such a committee. The allocation of such fees will be among the three funds in the Open-end Fund Complex in direct proportion to their respective average net assets. For the fiscal year December 31, 1995, the Fund paid approximately $244,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of February 18, 1997, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned more than 1% of the outstanding common stock of the following Portfolios of the Fund: 1.9% Asian Equity Portfolio - Class A shares; 2.9% Latin American Portfolio - Class A shares and 1.2% Technology Portfolio - Class A shares. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1995.

                               COMPENSATION TABLE

-------------------------------------------------------------------------------------------
(1)                      (2)            (3)                 (4)            (5)
NAME OF                  AGGREGATE      PENSION OR          ESTIMATED      TOTAL
PERSON,                  COMPENSATION   RETIREMENT          ANNUAL         COMPENSATION
POSITION                 FROM           BENEFITS ACCRUED    BENEFITS       FROM REGISTRANT
                         REGISTRANT     AS PART OF FUND     UPON           AND FUND COMPLEX
                                        EXPENSES            RETIREMENT     PAID TO DIRECTORS
--------------------------------------------------------------------------------------------

Barton M. Biggs,             $   N/A                                               $    N/A
Director and Chairman
of the Board

Warren J. Olsen,                 N/A                                                    N/A
Director and President

John D. Barrett, II           14,085                                                 26,405
Director

Gerard E. Jones,              25,335                                                 79,655
Director


Andrew McNally, IV            11,916                                                 32,834
Director

Samuel T. Reeves              11,916                                                 14,303
Director

Fergus Reid                   14,085                                                 48,517
Director

Frederick O. Robertshaw       11,916                                                 36,055
Director

Frederick B. Whittemore       12,150                                                 41,429
Director

John P. Britton*              11,250                                                 11,250
Director

George R. Bunn*               12,900                                                 12,900
Director

Peter E. deSvastich*          11,250                                                 25,225
Director

___________

* As of June 30, 1995, Messrs. Britton, Bunn and deSvastich resigned from the Board of Directors.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     Morgan Stanley Asset Management Inc. ("MSAM" or the "Adviser") is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal offices of Morgan Stanley Group Inc. are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services for the fiscal years ended December 31, 1993, December 31, 1994 and December 31, 1995, the Adviser earned fees of approximately $17,539,000, $34,338,000 and $40,534,000, respectively, and from such fees voluntarily waived fees of $3,037,000, $2,640,000 and $3,526,000, respectively. For the fiscal years ended December 31, 1993, December 31, 1994 and December 31, 1995, the Fund paid brokerage commissions of approximately $5,827,000, $7,287,293 and $10,317,515, respectively. For the fiscal years ended December 31, 1993, December 31, 1994 and December 31, 1995, the Fund paid in the aggregate $797,000, $796,000 and $377,000, respectively, as brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker-dealer, which represented 13%, 11% and 4% of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended December 31, 1993 , December 31, 1994 and December 31, 1995, the Fund paid administrative fees to MSAM of approximately $4,662,000, $4,458,000 and $5,238,000, respectively.

     Pursuant to the MSAM Administration Agreement between the Adviser and the Fund, the Adviser provides Administrative Services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15 of 1% of the average daily net assets of the Portfolio.


     Under the Agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase," successor in interest to United States Trust Company of New York), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company and now a Chase subsidiary) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $62 billion in assets and having approximately 187,286 shareholder accounts as of March 31, 1996. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

DISTRIBUTION OF FUND SHARES

     Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Group Inc., serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement for the Fund and a Plan of Distribution for the Class B shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of the Portfolio. The Distributor expects to allocate most of its fee to its investment representatives and investment dealers, banks or financial service firms that provide distribution services ("Participating Dealer"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

     The Plan obligates the Portfolio to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plan does not obligate the Portfolio to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Portfolio will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plan for the Class B shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on September 20, 1995.

     The Technology Portfolio was not in operation in the fiscal year ended December 31, 1995.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of February 18, 1997 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:

ACTIVE COUNTRY ALLOCATION PORTFOLIO: City of New York Deferred Compensation Plan, 40 Rector Street, 3rd Floor, New York, NY 10006, owned 24% of such Portfolio's total outstanding Class A shares.

The Trustees of Columbia University in the
City of New York, 475 Riverside Drive, Suite 401, New York, NY 10115, owned 15% of such Portfolio's total outstanding Class A shares.

Oglebay Norton Company, 1100 Superior Avenue, Cleveland, OH 44114-2598, owned 11% of such Portfolio's total outstanding Class A shares.

The Flinn Foundation, Northern Trust Co., Master Trust Dept., P.O. Box 92984, Chicago, IL 60675, owned 7% of such Portfolio's total outstanding Class A shares.

Sahara Enterprises, Inc., 3 First National Plaza, Suite 2000, Chicago, IL 60602-4260, owned 6% of such Portfolio's total outstanding Class A shares.

The Chase Manhattan Bank, N.A., Trustee Chubb Capital Accumulation Plan, 770 Broadway, New York, NY 10003, owned 6% of such Portfolio's total outstanding Class A shares.

Fredric W. & Stephanie C. Harman, 21 Hillbrook, Portola Valley, CA 94028, owned 54% of such Portfolio's total outstanding Class B shares.

David M. & Sharon M. Platter, 9 Palmer Lane, Riverside, CT 06878, owned 46% of such Portfolio's total outstanding Class B shares.

AGGRESSIVE EQUITY PORTFOLIO: Ministers and Missionaries Benefit Board of the American Baptist Churches, Attn: Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, NY 10020, owned 13% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 9% of such Portfolio's total outstanding Class A shares.

Valassis Enterprises - Equity C/O Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015, owned 7% of such Portfolio's total outstanding Class A shares.

Kinghugh S.A., C/O Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, NY 10020, owned 7% of such Portfolio's total outstanding Class A shares.

ASIAN EQUITY PORTFOLIO: Association De Bienfaisance Et De Retraite Des Policiers De La Communaute Urbaine De Montreal, 480 Gilford Street, Montreal, Quebec H2J1N3, owned 8% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 6% of such Portfolio's total outstanding Class A shares.

BALANCED PORTFOLIO: Kinney Printing Co-Employees, 4801 S. Lawndale, Chicago, IL 60632-3018, owned 15% of such Portfolio's total outstanding Class A shares.

H. Conrad & Sarah Meyer, One Woodland Avenue, Bronxville, NY 10708, owned 11% of such Portfolio's total outstanding Class A shares.

Joan M. Hunt Trust, 8627 Madison Drive, Niles, IL 60648, owned 8% of such Portfolio's total outstanding Class A shares.

Cascino Investment Company, 820 Burgess Hill, Naperville, IL 60565, owned of such Portfolio's total outstanding Class A shares.

Guarantee & Trust Company, IRA Rollover, One Woodland Avenue, Bronxville, NY 10708, owned 7% of such Portfolio's total outstanding Class A shares.

William Guthrie, IRA Rollover, 435 Sheridan Road, Winnetka, IL 60093-2626, owned 30% of such Portfolio's total outstanding Class B shares.

Ramakrishna Kothalanka M.D., Profit Sharing Plan, MSTC Custodian, 126 Bentley Avenue, Jersey City, NJ 07304, owned 15% of such Portfolio's total outstanding Class B shares.

Laverne M. Brownsey Trust, 135 S. LaSalle Street, Chicago, IL 60603-4403, owned 9% of such Portfolio's total outstanding Class B shares.

Sam G. Pitroda Custodian for Rajal Pitroda, 1480 Goldenbell Court, Downers Grove, IL 60515-1301, owned 7% of such Portfolio's total outstanding Class B shares.

Sam G. Pitroda Custodian for Salil Pitroda, 1480 Goldenbell Court, Downers Grove, IL 60515-1301, owned 7% of such Portfolio's total outstanding Class B shares.

Phyllis M. Mott IRA, MSTC Custodian, 120 West State Street, Rockford, IL 61101, owned 7% of such Portfolio's total outstanding Class B shares.

EMERGING GROWTH PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 47% of such Portfolio's total outstanding Class A shares.

Allendale Mutual Insurance Co., P.O. Box 7500, Johnston, RI 02919-0750, owned 16% of such Portfolio's total outstanding Class A shares.

NOAM/A/EC, C/O Philip Winters, Morgan Stanley Asset Management, 1221 6th Avenue, New York, NY 10020, owned 7% of such Portfolio's total outstanding Class A shares.

South Trust Estate & Trust Company of Georgia, Trustee U/A Southern Engineering Company Retirement Plan, P.O. Box 1001, Atlanta, GA 30301, owned 7% of such Portfolio's total outstanding Class A shares.

HVA Limited Partnership, C/O H L Van Arnem, 1301 W. Newport Center Drive, Deerfield Beach, FL 33442-7734, owned 12% of such Portfolio's total outstanding Class B shares.

Lawrence M. Howell, Howell Capital, One Maritime Plaza, San Francisco, CA 94101, owned 8% of such Portfolio's total outstanding Class B shares.

Julian Eisner, 871 Oak Lane, North Woodmere, NY 11581, owned 7% of such Portfolio's total outstanding Class B shares.

H. Conrad & Sarah Meyer, One Woodland Avenue, Bronxville, NY 10708, owned 7% of such Portfolio's total outstanding Class B shares.

Bruce S. Ives, 163 Gallows Hill Road, West Redding, CT 06896, owned 7% of such Portfolio's total outstanding Class B shares.

William B. O'Connor, 18 Montfort Road, Port Washington, NY 11050, owned 6% of such Portfolio's total outstanding Class B shares.

James F. & Marlene Connors, 205 E. Joppa Road, Towson, MD 21286, owned 5% of such Portfolio's total outstanding Class B shares.

Anthony E. & Rebecca S. Hull, 3405 Monterey Road, San Marino, CA 91108, owned 5% of such Portfolio's total outstanding Class B shares.

EMERGING MARKETS DEBT PORTFOLIO: Northwestern University, 633 Clark Street, Evanston, IL 60208-1122, owned 19% of such Portfolio's total outstanding Class A shares.

Valassis Enterprises - Equity, C/O Franklin Enterprises, 520 Lake Cook Road, Deerfield, IL 60015, owned 7% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 7% of such Portfolio's total outstanding Class A shares.

Swarthmore College, 500 College Avenue, Swarthmore, PA 19081-1110, owned 6% of such Portfolio's total outstanding Class A shares.

Michael J. Fuchs, 9 West 57th Street, New York, NY 10019, owned 10% of such Portfolio's total outstanding Class B shares.

Alice H. & Paul D. Bartlett, 4800 Main Street, Kansas City, MO 64112, owned 10% of such Portfolio's total outstanding Class B shares.

Daniel E. Winters, 1319 Mirror Terrace, Winter Haven, FL 33881, owned 7% of such Portfolio's total outstanding Class B shares.

Bruce A. Drummond, 1847 Onaway SE, Grand Rapids, MI 49506, owned 6% of such Portfolio's total outstanding Class B shares.

Eleanor S. Herkert Trustee of the Eleanor S. Herkert Trust, 2000 Diana Drive, Lakeview West, Hallandale, FL 33009, owned 6% of such Portfolio's total outstanding Class B shares.

David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ England, UK, owned 5% of such Portfolio's total outstanding Class B shares.

Drs. Rosen & Baird Ltd., Employees Profit Sharing Trust, 2504 Washington Street, Waokegan, IL 60085, owned 5% of such Portfolio's total outstanding Class B shares.

EMERGING MARKETS PORTFOLIO: Ministers & Missionaries Benefit Board of the American Baptist Churches, 475 Riverside Drive, New York, NY 10115, owned 7% of such Portfolio's total outstanding Class A shares.

Ewing Marion Kauffman Foundation, 4900 Oak Street, Kansas City, MO 64112, owned 7% of such Portfolio's total outstanding Class A shares.

Neera Singh, 2300 Clarendon Boulevard, Arlington, VA 22201, owned 5% of such Portfolio's total outstanding Class B shares.

EQUITY GROWTH PORTFOLIO: Fidelity Management Trust Company as Trustee for GTE Master Savings Trust, 82 Devonshire Street, Boston, MA 02109, owned 26% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 18% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Company, Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 6% of such Portfolio's total outstanding Class A shares.

St. Raymonds Cemetery Reserve Fund, P.O. Box 92800, Rochester, NY 14692, owned 5% of such Portfolio's total outstanding Class A shares.

Philip E. Asquith, 31 Lakeside Drive, Ramsey, NJ 07446, owned 6% of such Portfolio's total outstanding Class B shares.

Thomas P. Joyce, Jr., 7621 Rainwater Road, Raleigh, NC 27615, owned 5% of such Portfolio's total outstanding Class B shares.

EUROPEAN EQUITY PORTFOLIO: Marc Andreessen Trustees, FBO Marc Andreessen, 16615 Lark Avenue, Los Gatos, CA 95030, owned 12% of such Portfolio's total outstanding Class B shares.

Wayne Gretzky Trustee of the Gretzky Trust of 1989, 9100 Wilshire Boulevard, Beverly Hills, CA 90210, owned 7% of such Portfolio's total outstanding Class B shares.

Paul M. and Shirley F. Mathews, 25 West 706 Jerome Avenue, Wheaton, IL 60187, owned 6% of such Portfolio's total outstanding Class B shares.

William & Brenda Castonguay, 9101 Hometown Drive, Raleigh, NC 27615, owned 6% of such Portfolio's total outstanding Class B shares.

FIXED INCOME PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 32% of such Portfolio's total outstanding Class A shares.

Brooks School, C/O Mr. Frank Marino, North Andover, MA 01845, owned 7% of such Portfolio's total outstanding Class A shares.

Dr. Kirk A. Patrick, Jr., 1923 Old Carriage Lane, Baton Rouge, LA 70806, owned 23% of such Portfolio's total outstanding Class B shares.

Trust for Descendents of David R. Jaffe, C/O David Jaffe, 45 Hemlock Ridge, Weston, CT 06883, owned 13% of such Portfolio's total outstanding Class B shares.

Laverne M. Brownsey Trust UA, 135 S. LaSalle Street, Chicago, IL 60603, owned 12% of such Portfolio's total outstanding Class B shares.

First United Methodist Church of Chicago - Endowment Fund, 77 West Washington, Chicago, IL 60602, owned 12% of such Portfolio's total outstanding Class
B shares.

William M. Manager, Jr., 8 E. 81st Street, New York, NY 10028, owned 8% of such Portfolio's total outstanding Class B shares.

Josephine F. Olsen, 550 E. 12th Avenue, Denver, CO 80203, owned 6% of such Portfolio's total outstanding Class B shares.

Paul E. & H. Anthony Hellmers, 4 Colonial Lane, Larchmont, NY 10538, owned 6% of such Portfolio's total outstanding Class B shares.

GLOBAL EQUITY PORTFOLIO: Robert College of Istanbul Turkey C/O Morgan Stanley Asset Management, 25 Cabot Square, London, England E144QA, owned 48% of such Portfolio's total outstanding Class A shares.

JM Kaplan Fund, Inc., 880 Third Avenue, 3rd floor, New York, NY 10022, owned 13% of such Portfolio's total outstanding Class A shares.

Kaplan, Choate Value Partners, L.P., 880 Third Avenue, New York, NY 10022-4730, owned 9% of such Portfolio's total outstanding Class A shares.

Gooss & Company, C/O Chase Manhattan Bank, 1211 6th Avenue, New York, NY 10036, owned 7% of such Portfolio's total outstanding Class A shares.

Divtex and Company FBO, Pritchard Hubble and Herr C/O Texas Commerce Bank, P.O. Box 2558, Houston, TX 77252, owned 7% of such Portfolio's total outstanding Class A shares.

Bank of Mississippi, P.O. Box 1605, Jackson, MS 39215, owned 12% of such Portfolio's total outstanding Class B shares.

Edward J. Prostic, 2225 Stratford Road, Mission Hills, KS 66208, owned 11% of such Portfolio's total outstanding Class B shares.

V. Marc Droppert IRA, MSTC Custodian, 13106 184th NE, Redmond, WA 98052, owned 9% of such Portfolio's total outstanding Class B shares.

North American Trust Company, FBO Heller/Robert S. Venning, P.O. Box 84419, San Diego, CA 92138, owned 8% of such Portfolio's total outstanding Class B shares.

Janet Synder, IRA, Custodian MSTC, 3677 Sunsey Way, Sanford, MI 48657, owned 5% of such Portfolio's total outstanding Class B shares.

North American Trust Company Trustee, FBO L&W/M. Levin 410540, P.O. Box 84419, San Diego, CA 02138, owned 5% of such Portfolio's total outstanding
Class B shares.

David F. and Marcella T. Evans, 490 Country Club Road, Lake Oswego, OR 97034, owned 5% of such Portfolio's total outstanding Class B shares.

Leslie E. Tiffany IRA, MSTC, 14312 173rd Place NE, Redmond, WA 98052, owned 5% of such Portfolio's total outstanding Class B shares.

GLOBAL FIXED INCOME PORTFOLIO: Farm Credit Bank Retirement Plan, Columbia District American Industries Trust Company Trustee, 5700 NW Central Drive, 4th Floor, Houston, TX 77092, owned 14% of such Portfolio's total outstanding Class A shares.

Northern Trust Company as Custodian FBO The Lund Foundation, P.O. Box 92956, Chicago, IL 60675, owned 10% of such Portfolio's total outstanding Class A shares.

The Northern Trust Customer FBO Resort Condominiums International, P.O. Box 92956, Chicago, IL 60675-2956, owned 6% of such Portfolio's total outstanding Class A shares.

Divtex and Co., FBO Pritchard Hubble and Herr, c/o Texas Commerce Bank, P.O. Box 951405, Dallas, TX 75395-1405, owned 6% of such Portfolio's total outstanding Class A shares.

David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ, England, UK, owned 36% of such Portfolio's total outstanding Class B shares.

Laverne M. Brownsey Trust UA, 135 S. LaSalle Street, Chicago, IL 60603, owned 17% of such Portfolio's total outstanding Class B shares.

George & Claudine Boutros, 11007 Branbrook, Houston, TX 77042, owned 11% of such Portfolio's total outstanding Class B shares.

George N. and Susan P. Fugelsang, 17 Calhoun Drive, Greenwich, CT 06831, owned 10% of such Portfolio's total outstanding Class B shares.

Paul E. & H. Anthony Hellmers, 4 Colonial Lane, Larchmont, NY 10538, owned 7% of such Portfolio's total outstanding Class B shares.

Anthony F. & Colette H. Rowland, C/O Cambrian Management, 1114 Avenue of the Americas, New York, NY 10036, owned 6% of such Portfolio's total outstanding Class B shares.

Dr. Kirk A. Patrick, Jr., 1923 Old Carriage Lane, Baton Rouge, LA 70806, owned 6% of such Portfolio's total outstanding Class B shares.

GOLD PORTFOLIO: William H. Ellis Trustee, Living Trust, Attn: Julie J. Laux, 2519 N. Bosworth, Chicago, IL 60614, owned 6% of such Portfolio's total outstanding Class A shares.

Marshall & Ilsley Trust Company, C/F John Morey, 1000 N. Water Street, Milwaukee, WI 53202, owned 26% of such Portfolio's total outstanding Class B shares.

Barlett and Company, Profit Sharing Plan and Trust, 4800 Main Street, Kansas City, MO 64112, owned 20% of such Portfolio's total outstanding Class B shares.

Chicago Methodist Episcopal Church Aid Society, C/O Gordon Worley, 4401 Gulf Shore Boulevard North, Monaco Beach Club, Naples, FL 33940, owned 18% of such Portfolio's total outstanding Class B shares.

Steven C. Olson, 505 Knollwood Road, Ridgewood, NJ 07450, owned 16% of such Portfolio's total outstanding Class B shares.

Priscilla & John Privat, Community Property, 8852 N.E. 24th Street, Bellevue, WA 98004, owned 6% of such Portfolio's total outstanding Class B shares.

HIGH YIELD PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 19% of such Portfolio's total outstanding Class A shares.

Valassis Enterprises - Equity, c/o Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015, owned 11% of such Portfolio's total outstanding Class A shares.

Adeliade L. Hinckley, C/O Jim Bell, Morgan Stanley/IIS Department, 1251 Avenue of the Americas, New York, NY 10020, owned 7% of such Portfolio's total outstanding Class B shares.

Alice H. & Paul D. Bartlett, 4800 Main Street, Kansas City, MO 64112, owned 5% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL EQUITY PORTFOLID: Ramakrishna Kothalanka M.D., IRA Rollover, MSTC Custodian, 126 Bentley Avenue, Jersey City, NJ 07304, owned 6% of such Portfolio's total outstanding Class B shares.

John G. & Kathleen E. Stimpson, 3371 Riviera Lakes Court, Bonita Springs, FL 33923, owned 5% of such Portfolio's total outstanding Class B shares.

Saxon & Company, FBO Bertil Hansen, P.O. Box 7780-1888, Philadelphia, PA 19182, owned 5% of such Portfolio's total outstanding Class B shares.

John B. & Judy D. Morel, 28 Twelve Pines, The Woodlands, TX 77381, owned 5% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL MAGNUM PORTFOLIO: Bankers Trust Trustee, Harris Corporation Retirement Plan & Harris Corporation Union Retirement Plan, 1025 W. Nasa Boulevard, Melbourne, FL 32919, owned 54% of such Portfolio's total outstanding Class A shares.

Ameritas Life Insurance Corporation, P.O. Box 81889, Lincoln, NE 68501, owned 6% of such Portfolio's total outstanding Class A shares.

Hampden-Sydney College, P.O. Box 127, Hampden-Sydney, VA 23943, owned 5% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Company, Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 77% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL SMALL CAP PORTFOLIO: The Short Brothers Pension Fund, P.O. Box 241, Airport Road, Belfast, N. Ireland, owned 11% of such Portfolio's total outstanding Class A shares.

Trustees of Boston College Attn: Paul Haran Associate Treasurer, St. Thomas More Hall 310, Chestnut Hill, MA 02167, owned 7% of such Portfolio's total outstanding Class A shares.

General Mills, Inc. Master Trust: Pooled International Fund, One General Mills Blvd., Minneapolis, MN 55426, owned 7% of such Portfolio's total outstanding Class A shares.

JAPANESE EQUITY PORTFOLIO: Barlett and Company, Profit Sharing Plan and Trust, 4800 Main Street, Kansas City, MO 64112, owned 13% of such Portfolio's total outstanding Class B shares.

Paul M. & Shirley F. Mathews, 25 W. 706 Jerome Avenue, Wheaton, IL 60187, owned 7% of such Portfolio's total outstanding Class B shares.

William & Brenda Castonguay, 9101 Hometown Drive, Raleigh, NC 27615, owned 6% of such Portfolio's total outstanding Class B shares.

Wayne Gretzky Trustee of the Gretzky Trust of 1989, 9100 Wilshire Boulevard, Beverly Hills, CA 90210, owned 6% of such Portfolio's total outstanding Class B shares.

Douglas E. Ebert, Trustee and Successor in Trust, 326 Vailwood Court, Bloomfield Hills, MI 48302, owned 5% of such Portfolio's total outstanding Class B shares.

LATIN AMERICAN PORTFOLIO: Jupiter & Company, C/O Investors Bank & Trust, P.O. Box 1537, Attn: Income Collection, Boston, MA 02205, owned 5% of such Portfolio's total outstanding Class A shares.

Marc Andreessen Trustees, FBO Marc Andreessen, 16615 Lark Avenue, Los Gatos, CA 95030, owned 18% of such Portfolio's total outstanding Class B shares.

Jay Peter Kaufman Trustee, Jay Peter Kaufman Revocable, 3213 University Court, Las Vegas, NV 89121, owned 16% of such Portfolio's total outstanding
Class B shares.

Walter & Evelyn Graves Revocable Trust, Walter Graves Jr. Trustee, 5301 Bryant Irvin Road, Fort Worth, TX 76132, owned 15% of such Portfolio's total outstanding Class B shares.

Chicago Methodist Episcopal Church Aid Society, C/O Gordon Worley, 4401 Gulf Shore Boulevard North, Monaco Beach Club, Naples, FL 33940, owned 11% of such Portfolio's total outstanding Class B shares.

Henri Dyner, 232 Truman Drive, Cresskill, NJ 07626, owned 11% of such Portfolio's total outstanding Class B shares.

Horizon Cons Ltd Profit Sharing Plan, Horizon Cons Ltd Money Purchase Plan, 615 Colonial Park Drive, Roswell, GA 30075, owned 6% of such Portfolio's total outstanding Class B shares.

Frederick W. & Beryl S. Everett, 4220 Fairgreen Terrace, Marietta, GA 30068, owned 5% of such Portfolio's total outstanding Class B shares.

BBJ Family Limited Partnership, 623 E. Bailey Road, Naperville, IL 60565, owned 5% of such Portfolio's total outstanding Class B shares.

Joseph M. Haggar, Jr., 16000 Dallas Parkway, Dallas, TX 75248, owned 5% of such Portfolio's total outstanding Class B shares.

MUNICIPAL BOND PORTFOLIO: Daniel F. and Maria J. McDonald, 8550 Old Dominion Drive, McLean, VA 22102, owned 9% of such Portfolio's total outstanding Class A shares.

Donna Karan, C/O Stephan Weiss, The Donna Karan Company, 550 Seventh Avenue, New York, NY 10018, owned 7% of such Portfolio's total outstanding
Class A shares.

Frank R. Mori, 935 Park Avenue, New York, NY 10028, owned 7% of such Portfolio's total outstanding Class A shares.

Cushman Trust, C/O Cambrian Services, 1114 Avenue of the Americas, Suite 2702, New York, NY 10036, owned 6% of such Portfolio's total outstanding Class A shares.

Arnold E. and Jill I. Bellowe Trustees, 915 Park Lane, Montecito, CA 93108-1421, owned 6% of such Portfolio's total outstanding Class A shares.

Sevenson Environmental Services, P.O. Box 396, 2749 Lockport Road, Niagra Falls, NY 14305, owned 5% of such Portfolio's total outstanding Class A shares.

Robert and Ellen Lieberman, 1136 5th Avenue, New York, NY 10128-0122, owned 100% of such Portfolio's total outstanding Class B shares.

SMALL CAP VALUE EQUITY PORTFOLIO: Valassis Enterprises - Equity, C/O Franklin Enterprises, 520 Lake Cook Road, Deerfield, IL 60015, owned 7% of such Portfolio's total outstanding Class A shares.

McMahan Furniture Company, Attn: Richard A. McMahan, P.O. Box 8000, Carlsbad, CA 92018, owned 7% of such Portfolio's total outstanding Class A shares.

William H. Ellis Trustee, William Ellis Living Trust, 2519 N. Bosworth, Chicago, IL 60614, owned 5% of such Portfolio's total outstanding
Class A shares.

Barlett and Company, Profit Sharing Plan and Trust, 4800 Main Street, Kansas City, MO 64112, owned 30% of such Portfolio's total outstanding Class B shares.

David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ England, UK, owned 13% of such Portfolio's total outstanding Class B shares.

Robert R. Bennett IRA Rollover, MSTC Custodian, 18853 N. 88th Drive, Peoria, AZ 85382, owned 10% of such Portfolio's total outstanding Class B shares.


Ramakrishna Kothalanka M.D., IRA Rollover, MSTC Custodian, 126 Bentley Avenue, Jersey City, NJ 07304, owned 9% of such Portfolio's total outstanding
Class B shares.

Kinney Printing Co-Employees, Attn: Dolores M. Miklos, 4801 South Lawndale, Chicago, IL 60632-3018, owned 8% of such Portfolio's total outstanding Class B shares.

Frank E. Hunt Trust, 8627 Madison Drive, Niles, IL 60648, owned 5% of such Portfolio's total outstanding Class B shares.

TECHNOLOGY PORTFOLIO: Goolock Associates, C/O Oppenheimer & Co. Inc., 200 Liberty Street, New York, NY 10281, owned 26% of such Portfolio's total outstanding Class A shares.

Misty Investment Limited, N7776, Nassau, Bahamas, owned 13% of such Portfolio's total outstanding Class A shares.

Peter Karmanos Jr., 4740 Dow Ridge, Orchard Lake, MI 48324, owned 13% of such Portfolio's total outstanding Class A shares.

Robert F. Bernard, C/O Whittman-Hart, 311 S. Wacker Drive, Chicago, IL 60606, owned 10% of such Portfolio's total outstanding Class A shares.

John Montelione, 619 Tremont Street, Sarasota, FL 34242, owned 7% of such Portfolio's total outstanding Class A shares.

Trefoil Inc., 179 St. Paul Avenue, Brantford Ontario, Canada N3T4G5, owned 6% of such Portfolio's total outstanding Class A shares.

William J. Connolly, 63 Blackhawk Club Court, Danville, CA 94506, owned 6% of such Portfolio's total outstanding Class A shares.

HVA Limited Partnership, C/O H L Van Arnem, 1301 W. Newport Center Drive, Deerfield Beach, FL 33442, owned 5% of such Portfolio's total outstanding Class A shares.

Brian E. Bellows, 6133 Pasadena Point Boulevard, Gulfport, FL 33707, owned 18% of such Portfolio's total outstanding Class B shares.

Robert J. Weinstein M.D., & Lois Weinstein, 875 N. Michigan Avenue, Chicago, IL 60611, owned 8% of such Portfolio's total outstanding Class B shares.

Paul Krieger, 23 Fairview Avenue, Great Neck, NY 11023, owned 7% of such Portfolio's total outstanding Class B shares.

U.S. REAL ESTATE PORTFOLIO: Northwestern University, Attn: Investment Department, 633 Clark Street, Evanston, IL 60208, owned 10% of such Portfolio's total outstanding Class A shares.

Morgan, Stanley & Co. Pension Fund, C/O Northern Trust Company Cust, 770 Broadway, New York, NY 10003, owned 8% of such Portfolio's total outstanding Class A shares.

European Patent Organization Pension Reserve Fund, Erhardtstrasse 27, Munich, Germany 80331, owned 7% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 6% of such Portfolio's total outstanding Class A shares.

VALUE EQUITY PORTFOLIO: McMahan Furniture Company, Attn: Richard A. McMahan, P.O. Box 8000, Carlsbad, CA 92018, owned 7% of such Portfolio's total outstanding Class A shares.

Alice H. & Paul D. Bartlett, Trustees, 4800 Main Street, Kansas City, MO 64112, owned 21% of such Portfolio's total outstanding Class B shares.

Paul D. Bartlett Jr., 4800 Main Street, Kansas City, MO 64112, owned 14% of such Portfolio's total outstanding Class B shares.

Neera Singh, 2300 Clarendon Boulevard, Arlington, VA 22201, owned 12% of such Portfolio's total outstanding Class B shares.

David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ England, UK, owned 9% of such Portfolio's total outstanding Class B shares.

Delaware Charter Guarantee & Trust Company, C/F Nelaura O. Lewis, IRA Rollover, 78 Cedar Cliff Road, Riverside, CT 06878, owned 7% of such Portfolio's total outstanding Class B shares.

First United Methodist Church of Chicago - Endowment Fund, 77 West Washington, Chicago, IL 60602, owned 7% of such Portfolio's total outstanding Class B shares.

George N. and Susan P. Fugelsang, 17 Calhoun Drive, Greenwich, CT 06831, owned 6% of such Portfolio's total outstanding Class B shares.


                             PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Portfolio's past performance.

     Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.


TOTAL RETURN

     From time to time the Portfolio may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.


     Total return figures are calculated according to the following formula:
P(1 + T) to the power of n = ERV

where:

P    =    a hypothetical initial payment of $1,000

T    =    average annual total return

n    =    number of years

ERV  =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

    The cumulative total rate of return for the Technology Portfolio from inception to the date of the financial statements included herein is 7.10% for the Class A Shares and 7.10% for the Class B Shares.


COMPARISONS

     To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

       (a) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

       (b) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

       (c) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg L.P.

       (d) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

       (e) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

       (f) Savings and Loan Historical Interest Rates -- as published in the U.S. Savings & Loan League Fact Book.

       (g) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

The following indices and averages may also be used:

       (a) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

       (b) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

       (c) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (d) EMBI+ -- Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and the U.S. Dollar local markets instruments. A more comprehensive benchmark than the EMBI, the EMBI+ covers 49 instruments from 14 countries. At $96 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

       (e) IFC Global Total Return Composite Index -- an unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

       (e) Indata Equity-Median Stock Index -- an unmanaged index which includes an average asset allocation of 5% cash and 95% equity based on $30.6 billion in assets among 562 portfolios for the year ended December 31, 1995.

       (f) Lipper Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

       (g) Morgan Stanley Capital International Combined Far East Free ex-Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

       (h) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

       (i) Morgan Stanley Capital International Emerging Markets Global Latin American Index -- an unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela (assumes reinvestment of dividends).

       (j) Morgan Stanley Capital International Europe Index -- an unmanaged index of common stocks and includes 14 countries throughout Europe.

       (k) Morgan Stanley Capital International Japan Index -- an unmanaged index of common stocks.

       (l) Morgan Stanley Capital International Latin America Index -- a broad-based market capitalization-weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (assumes dividends reinvested).

       (m) Morgan Stanley Capital International World Index -- an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.



       (n)     NASDAQ Composite Index -- an unmanaged index of common stocks.

       (o) NASDAQ Industrial Index -- a capitalization-weighted index composed of more than 3,000 domestic stocks taken from the following industry sectors: agriculture, mining, construction, manufacturing, electronic components, services and public administration enterprises. It is a value-weighted index calculated on price change only and does not include income.

       (p) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.


       (q) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

       (r) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.


       (s) Standard & Poor's Small Cap 600 Index -- a capitalization-weighted index of 600 domestic stocks having market capitalizations which reside within the 50th and the 83rd percentiles of the market capitalization of the entire stock market, chosen for certain liquidity characteristics and for industry representation.

       (t) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

       (u) Lipper Science and Technology Fund Index -- a composite index of the mutual funds which invest at least 65% of their assets in science and technology stocks.

       (v) Hambrecht and Quist Technology Index is an index of computer and chip makers, biotechnology concerns and other high-tech companies.

       (w) SoundView Technology Index is an unweighted index consisting of more than 100 technology companies.

       (x) Morgan Stanley High Tech 35 Index -- an index comprised of thirty-five technology stocks chosen by Morgan Stanley.

       (y) Pacific Stock Exchange Index -- an index consisting of approximately 100 technology and healthcare technology concerns.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its futures. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.


                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund's Articles of Incorporation, as amended and restated, permit the Directors to issue 34 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of twenty-nine Portfolios (the China Growth and Mortgage-Backed Securities Portfolios are not currently offering shares).

     The shares of each Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see discussion under "Taxes" in this Statement of Additional Information). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

     Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically received in additional shares of such class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

CUSTODY ARRANGEMENTS

     Chase serves as the Fund's domestic custodian. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the Commission under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.


                      DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM STANDARD & POOR'S RATINGS GROUP ("S&P") DESCRIPTION OF BOND
RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows:
MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 - favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

     DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-2 -- strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

II.  DESCRIPTION OF U.S. GOVERNMENT SECURITIES

     The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. However, the U.S. Treasury has no lawful obligation to assume the financial liabilities of these agencies or others. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

III.  DESCRIPTION OF MUNICIPAL BONDS

     Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.
     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Municipal Bond Portfolio and the Municipal Money Market Portfolio may also invest in tax-exempt industrial development bonds, short-term municipal obligations, project notes, demand notes and tax-exempt commercial paper in accordance with the Portfolio's investment objectives and policies.

     Industrial revenue bonds (i.e., private activity bonds) in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the United States.

     Note obligations with demand or put options may have a stated maturity in excess of one year, but allow any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the notes plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Municipal Money Market Portfolio will invest are payable on not more than one year's notice.

     The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the Municipal Bonds. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Municipal Bond Portfolio and the Municipal Money Market Portfolio.

     Municipal Bonds are sometimes purchased on a "when issued" basis meaning the buyer has committed to purchasing certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of either the Municipal Bond Portfolio or the Municipal Money Market Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption (to the extent such an exemption applies, which may not apply in all cases) for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of either of the Municipal Bond Portfolio or the Municipal Money Market Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate the Portfolio's investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

IV.  DESCRIPTION OF MORTGAGE-BACKED SECURITIES

     "Mortgage-Backed Securities" are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities include collateralized mortgage obligations ("CMOs"), pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. They are backed by Mortgage Pass-Through Securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes or "tranches." The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways.

     CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

     In a CMO, a series of bonds or certificates are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on Mortgage-Backed Securities with similar average lives. Because of the uncertainty of the cash flows on these tranches, the market prices of and yields on these tranches are more volatile.

     Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities in which the Mortgage-Backed Securities Portfolio may invest include pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities. Mortgage pass-through securities issued or guaranteed by private sector originators of or investors in mortgage loans and are structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they are generally structured with one or more types of credit enhancement described below. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, GNMA and FHLMC guarantees timely distributions of interest to certificate holders.

Each of GNMA and FNMA also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issued Mortgage-Backed Securities (FHLMC Gold Pcs) which also guarantee timely payment of monthly principal reductions. REFCORP obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury. Obligations issued by such U.S. governmental agencies and instrumentalities are described more fully below.


     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

     Each Ginnie Mae Certificate will represent a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodical changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

     FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the United States government.

     Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

     Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.
The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     CREDIT ENHANCEMENT. Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support), through various means of structuring the transaction or through a combination of such approaches. The Mortgage-Backed Securities Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price the Portfolio pays for a security.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

V.  FOREIGN INVESTMENTS


     The Portfolio may invest, in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in U.S. issuers. For a description of the effect on the Portfolio of currency exchange rate fluctuation, see "Investment Objective and Policies -- Forward Foreign Currency Exchange Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of the Portfolio's net asset value at the time of purchase.

     Although the Portfolio will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. It is not expected that the Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on the Portfolio, because the Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.


                              FINANCIAL STATEMENTS

     The following are unaudited Financial Statements for the period from inception on September 16, 1996 to December 31, 1996 for the Technology Portfolio.

     MORGAN STANLEY
     INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

THE TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------
                                                                         VALUE
    SHARES                                                               (000)
--------------------------------------------------------------------------------
COMMON STOCK (92.7%)
  COMMUNICATION EQUIPMENT (27.5%)
            COMPUTER INTEGRATED SYSTEMS DESIGN (10.7%)
  (a)3,900  Cisco Systems, Inc.                                           $248
  (a)4,900  Retix, Inc.                                                     33
  (a)2,800  3Com Corp.                                                     205
  (a)1,400  VideoServer, Inc.                                               59
                                                                       -------
                                                                           545
                                                                       -------

            COMPUTER PERIPHERAL EQUIPMENT (4.4%)
  (a)2,700  Adaptec, Inc.                                                  108
  (a)1,100  Black Box Corp.                                                 45
  (a)2,400  Quantum Corp.                                                   69
                                                                       -------
                                                                           222
                                                                       -------

            ELECTRONIC COMPONENTS & ACCESSORIES  (0.9%)
     1,313  Molex, Inc., Class A                                            47
                                                                       -------

            ELECTRONIC PARTS & EQUIPMENT  (3.3%)
     2,700  Motorola, Inc.                                                 166
                                                                       -------

            TELEPHONE & TELEGRAPH APPARATUS  (8.2%)
  (a)3,300  ADC Telecommunications, Inc.                                   103
     1,200  Advanced Fibre Communications                                   67
       600  Northern Telecommunications Ltd.                                37
  (a)2,300  Telco Systems, Inc.                                             44
     3,100  Telefonaktiebolaget LM Ericsson ADR                             94
  (a)1,900  Tellabs, Inc.                                                   72
                                                                       -------
                                                                           417
                                                                       -------

  TOTAL COMMUNICATION EQUIPMENT                                          1,397
                                                                       -------

  COMMUNICATION SERVICES (7.1%)
            COMPUTER PROGRAMMING  (4.0%)
     1,000  ECsoft Group plc ADR                                            10
     2,000  Electronic Data Systems Corp.                                   87
       600  International Network Services                                  18
       700  XLConnect Solutions, Inc.                                       20
     2,600  Whittman-Hart, Inc.                                             67
                                                                       -------
                                                                           202
                                                                       -------

            DIRECT MAIL ADVERTISING SERVICE  (0.2%)
     1,000  May & Speh, Inc.                                               12
                                                                       -------


    The accompanying notes are an integral part of the financial statements.

                                                                         VALUE
    SHARES                                                               (000)
--------------------------------------------------------------------------------
            RADIO/TELEPHONE COMMUNICATIONS  (1.4%)
       800  LCC International, Inc., Class A                               $15
  (a)3,800  Mobile Telecommunications Technologies Corp.                    32
     1,100  Orion Network Systems, Inc.                                     14
    (a)600  WinStar Communications, Inc.                                    13
                                                                       -------
                                                                            74
                                                                       -------

            TELEPHONE COMMUNICATIONS  (1.5%)
     1,000  MCI Communications Corp.                                        33
     1,400  Teleport Communications Group, Inc., Class A                    43
                                                                       -------
                                                                            76
                                                                       -------

  TOTAL COMMUNICATION SERVICES                                             364
                                                                       -------

  OTHER TECHNOLOGY (41.0%)
            BUSINESS SERVICES (7.6%)
     1,000  Automatic Data Processing, Inc.                                 43
       500  BA Merchant Services, Inc., Class A                              9
    (a)800  BISYS Group, Inc.                                               30
    (a)500  CBT Group plc ADR                                               27
  (a)1,400  Gartner Group, Inc., Class A                                    55
     1,300  ONTRACK Data International, Inc.                                19
     1,200  Paychex, Inc.                                                   62
     1,600  Sterling Commerce, Inc.                                         56
  (a)1,300  SunGuard Data Systems, Inc.                                     51
     2,000  USCS International, Inc.                                        34
                                                                       -------
                                                                           386
                                                                       -------


            ELECTRONIC COMPUTERS (5.4%)
  (a)1,400  Compaq Computer Corp.                                          104
  (a)1,400  Dell Computer Corp.                                             74
  (a)2,100  Network Computing Devices, Inc.                                 21
       500  International Business Machines Corp.                           76
                                                                       -------
                                                                           275
                                                                       -------
            MOTION PICTURE & VIDEO TAPE PRODUCTION  (1.1%)
       700  News Corp. Ltd., ADR                                            14
    (a)700  Tele-Communications, Inc., Class A                              20
       300  The Walt Disney Co.                                             21
                                                                       -------
                                                                            55
                                                                       -------

            PERSONAL SERVICES (0.7%)
  (a)1,550  CUC International, Inc.                                        37
                                                                       -------


       The accompanying notes are an integral part of the financial statements.

                                                                         VALUE
    SHARES                                                               (000)
--------------------------------------------------------------------------------
            SEMICONDUCTORS & RELATED SERVICES  (25.7%)
  (a)1,900  Altera Corp.                                                  $138
  (a)1,500  ANADIGICS, Inc.                                                 59
  (a)2,000  Applied Materials, Inc.                                         72
  (a)1,900  ESS Technology, Inc.                                            53
  (a)1,400  Fusion Systems Corp.                                            30
     2,000  Intel Corp.                                                    262
  (a)1,300  KLA Instruments Corp.                                           46
  (a)1,000  Lattice Semiconductor Corp.                                     46
  (a)1,000  Level One Communications, Inc.                                  36
     3,100  Linear Technology Corp.                                        136
  (a)2,500  Maxim Integrated Products, Inc.                                108
  (a)2,700  Microchip Technology, Inc.                                     137
     2,000  Micron Technology, Inc.                                         58
  (a)1,100  Semtech Corp.                                                   19
  (a)2,900  Xilinx, Inc.                                                   107
                                                                       -------
                                                                         1,307
                                                                       -------

            SURGICAL & MEDICAL INSTRUMENTS & APPARATUS  (0.5%)
    (a)400  Boston Scientific Corp.                                         24
                                                                       -------

  TOTAL OTHER TECHNOLOGY                                                 2,084
                                                                       -------

  SOFTWARE (17.1%)
            COMMUNICATIONS SOFTWARE (0.4%)
    (a)900  Objective Systems Integrators, Inc.                             21
                                                                       -------

            PREPACKAGED SOFTWARE (16.7%)
  (a)1,100  Avant! Corp.                                                    35
  (a)1,000  BMC Software, Inc.                                              41
  (a)1,000  Broderbund Software, Inc.                                       30
    (a)500  Clarify, Inc.                                                   24
  (a)1,300  Compuware Corp.                                                 65
       100  CyberMedia, Inc.                                                 2
  (a)3,400  Microsoft Corp.                                                281
    (a)200  Netscape Communications Corp.                                   11
  (a)2,400  Oracle Corp.                                                   100
  (a)2,200  Peoplesoft, Inc.                                               105
  (a)5,000  Proginet Corp.                                                  18
    (a)600  Remedy Corp.                                                    32
       600  Siebel Systems, Inc.                                            16
  (a)1,700  Transaction Systems Architects, Inc., Class A                   57
  (a)1,000  Vantive Corp.                                                   31
                                                                       -------
                                                                           848
                                                                       -------
  TOTAL SOFTWARE                                                           869
                                                                       -------
TOTAL COMMON STOCK (Cost $4,418)                                         4,714
                                                                       -------
  FACE
 AMOUNT
  (000)
-------
SHORT-TERM INVESTMENT (2.0%)
  U.S. TREASURY BILL  (2.0%)
      $100  U.S. Treasury Bill,  5.00%, 1/16/97 (Cost $99)                  99
                                                                       -------


    The accompanying notes are an integral part of the financial statements.

                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (94.7%) (Cost $4,517)                                 $4,813
                                                                       -------
  OTHER ASSETS  (9.4%)
    Receivable for Investments Sold                          $269
    Receivable due from Broker                                 92
    Receivable for Investment Advisory Fees                    82
    Other                                                      33          476
                                                         --------
  LIABILITIES (-4.1%)
    Payable for Investments Purchased                        (143)
    Bank Overdraft                                            (48)
    Custodian Fees Payable                                     (2)
    Adminstrative Fees Payable                                 (1)
    Distribution Fees Payable                                  (1)
    Other Liabilities                                         (12)        (207)
                                                         --------      -------
  NET ASSETS (100%)                                                     $5,082
                                                                       -------
                                                                       -------
  NET ASSETS CONSIST OF:
  Paid in Capital                                                       $4,798
  Accumulated Net Realized Loss                                            (12)
  Unrealized Appreciation on Investments                                   296
                                                                       -------
  NET ASSETS                                                            $5,082
                                                                       -------
                                                                       -------

  CLASS A
  NET ASSETS                                                            $3,595
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
    Applicable to 335,562 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                              $10.71
                                                                       -------
                                                                       -------

  CLASS B
  NET ASSETS                                                            $1,487
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
    Applicable to 138,936 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                              $10.71
                                                                       -------
                                                                       -------

--------------------------------------------------------------------------------
     (a) - Non-income producing security
     ADR - American Depositary Receipt


    The accompanying notes are an integral part of the financial statements.

Morgan Stanley
Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN  NET ASSETS
------------------------------------------------------------------------------

                                                                    TECHNOLOGY
                                                                     PORTFOLIO
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                   PERIOD FROM
                                                                 SEPTEMBER 16,
                                                                      1996* TO
                                                                  DECEMBER 31,
                                                                          1996
                                                                         (000)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
       Net Investment Loss                                                $(11)
       Net Realized  Loss                                                  (11)
       Change in Unrealized Appreciation                                   296
------------------------------------------------------------------------------
       Net Increase in Net Assets
          Resulting from Operations                                        274
------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS: (1)
       CLASS A:
       Subscribed                                                        3,375
       CLASS B:
       Subscribed                                                        1,485
       Redeemed                                                            (52)
------------------------------------------------------------------------------
       Net Increase in Capital Share Transactions                        4,808
------------------------------------------------------------------------------
       Total Increase in Net Assets                                      5,082
  NET ASSETS:
       Beginning of Period                                                 ---
------------------------------------------------------------------------------
       End of Period                                                    $5,082
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  (1)  CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                                   336
------------------------------------------------------------------------------
       Net Increase in Class A Shares Outstanding                          336
------------------------------------------------------------------------------
------------------------------------------------------------------------------
       CLASS B:
       Shares Subscribed                                                   144
       Shares Redeemed                                                      (5)
------------------------------------------------------------------------------
       Net Increase in Class B Shares Outstanding                          139
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  *Commencement of Operations.


  The accompanying notes are an integral part of the financial statements.

Morgan Stanley
Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                    TECHNOLOGY
                                                                     PORTFOLIO
                                                                  PERIOD ENDED
                                                                 SEPTEMBER 16,
                                                                      1996* TO
                                                                  DECEMBER 31,
                                                                          1996
                                                                         (000)
------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                            $    1
   Interest                                                                  6
                                                                        ------

      Total Income                                                           7
                                                                        ------

EXPENSES:
   Investment Advisory Fees:
     Basic Fees - Adviser                                                   13
     Less: Fees Waived                                                     (13)
                                                                        ------

   Investment Advisory Fees - Net                                            -
   Administrative Fees                                                       3
   Custodian Fees                                                            4
   Filing and Registration Fees                                             14
   Professional Fees                                                        55
   Shareholder Reports                                                      27
   Distribution Fees on Class B shares                                       1
   Expenses Reimbursed by Adviser                                          (86)
                                                                        ------

      Total Expenses                                                        18
                                                                        ------

NET INVESTMENT LOSS                                                        (11)
                                                                        ------

NET REALIZED LOSS:
   Investments Sold                                                        (11)
                                                                        ------

      Total Net Realized Loss                                              (11)
                                                                        ------

CHANGE IN UNREALIZED APPRECIATION                                          296
                                                                        ------

TOTAL NET REALIZED LOSS AND CHANGE IN
   UNREALIZED APPRECIATION                                                 285
                                                                        ------

   Net Increase in Net Assets Resulting from Operations                 $  274
                                                                        ------
                                                                        ------
---------------
*  Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.


          Morgan Stanley
          Institutional Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS :
------------------------------------------------------------------------------------------------------------------------------
THE TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------


                                                                                                          CLASS A
                                                                                                  ----------------------
                                                                                                             PERIOD FROM
                                                                                                  SEPTEMBER 16, 1996* TO
                                                                                                       DECEMBER 31, 1996

NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $10.00
                                                                                                  ----------------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Loss (1)                                                                                       (0.02)
     Net Realized and Unrealized Gain on Investments                                                                0.73
                                                                                                  ----------------------
          Total from Investment Operations                                                                          0.71
                                                                                                  ----------------------
NET ASSET VALUE, END OF PERIOD                                                                                    $10.71
                                                                                                  ----------------------
                                                                                                  ----------------------
TOTAL RETURN                                                                                                        7.10%
                                                                                                  ----------------------
                                                                                                  ----------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                                             $3,595
Ratio of Expenses to Average Net Assets (1)                                                                         1.25%   **
Ratio of Net Investment Income to Average Net Assets (1)                                                           (0.70)%  **
Portfolio Turnover Rate                                                                                               77%
Average Commission Rate                                                                                          $0.0374
--------------------------------------------------------------
(1)  Effect of voluntary expense limitation during the period:
          Per share benefit to net investment income                                                               $0.22
     Ratios before expense limitation:
          Expenses to Average Net Assets                                                                            8.51%   **
          Net Investment Income to Average Net Assets                                                              (7.96)%  **


                                                                                                          CLASS B
                                                                                                  ----------------------
                                                                                                             PERIOD FROM
                                                                                                  SEPTEMBER 16, 1996* TO
                                                                                                       DECEMBER 31, 1996
S>

NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $10.00
                                                                                                  ----------------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Loss (2)                                                                                       (0.02)
     Net Realized and Unrealized Gain on Investments                                                                0.73
                                                                                                  ----------------------
          Total from Investment Operations                                                                          0.71
                                                                                                  ----------------------
NET ASSET VALUE, END OF PERIOD                                                                                    $10.71
                                                                                                  ----------------------
                                                                                                  ----------------------
TOTAL RETURN                                                                                                        7.10%
                                                                                                  ----------------------
                                                                                                  ----------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                                             $1,487
Ratio of Expenses to Average Net Assets (2)                                                                         1.50%   **
Ratio of Net Investment Income to Average Net Assets (2)                                                           (1.00)%  **
Portfolio Turnover Rate                                                                                               77%
Average Commission Rate                                                                                          $0.0374
--------------------------------------------------------------
(2)  Effect of voluntary expense limitation during the period:
          Per share benefit to net investment income                                                               $0.19
     Ratios before expense limitation:
          Expenses to Average Net Assets                                                                            9.14%   **
          Net Investment Income to Average Net Assets                                                              (8.65)%  **
------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
**   Annualized



    The accompanying notes are an integral part of the financial statements.

                            MORGAN STANLEY FUND, INC
                          NOTES TO FINANCIAL STATEMENTS
                              TECHNOLOGY PORTFOLIO
                                December 31, 1996

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of December 31, 1996, the Fund was comprised of 26 separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Technology Portfolio, a portfolio of the Fund, commenced operations on September 16, 1996. The Portfolio offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The financial statements of the remaining Portfolios are presented separately.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio may be subject to taxes imposed by countries in which it invests.
Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation as the income and/or capital gains is earned.

3. SHORT SALES: The Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions for the Portfolio are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for the character and timing of the deductibility of certain foreign taxes.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending accumulated net investment loss for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Morgan Stanley Asset Management, Inc. (the "Adviser" or "MSAM"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the "Agreement") at the annual rate of 1.00% of average daily net assets of the Portfolio. The MSAM has agreed to reduce advisory fees payable to it and to reimburse the Portfolio, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios of 1.25% for Class A shares and 1.50% for Class B shares.

C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company, Chase provides certain administrative services to the Fund. For such services, MSAM pays Chase a portion of the fee MSAM receives from the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., and an affiliate of MSAM, serves as the distributor of the Fund and provides Class B shareholders of applicable Portfolios with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B share's average daily net assets. The Distributor may voluntarily waive from time to time all or any portion of its distribution fee.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

F. PURCHASES AND SALES: During the year ended December 31, 1996, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments for the Portfolio were approximately $7,117,000 and $2,682,000, respectively. There were no purchases and sales of long-term U.S. Government securities during the year ended December 31, 1996.

G. OTHER: At December 31, 1996, cost and unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                                        NET
                          COST     APPRECIATION   (DEPRECIATION)   APPRECIATION
PORTFOLIO                 (000)        (000)           (000)           (000)
---------                 -----        -----           -----           -----
Technology . . . . .     $4,525        $420           $(132)           $288

At December 31, 1996, the Portfolio had available capital loss carryforward to offset future net capital gains, to the extent provided by regulations in the amount of approximately $4,000 through the expiration date 2004. To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to shareholders.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

                                     PART C

                     Morgan Stanley Institutional Fund, Inc.
                                Other Information



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS
          --------------------

          1.   INCLUDED IN PART A (PROSPECTUSES)


               The Registrant's audited financial highlights for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap, European Equity, Asian Equity, Emerging Markets, Gold, Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios, respectively, for the fiscal year ended December 31, 1995, are included in the prospectuses of the foregoing portfolios which were filed with the SEC as set forth in Part A and are incorporated herein by reference. The Fund's Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios were not operational as of December 31, 1995. Accordingly, no audited financial highlights are included in the respective prospectus of each of the foregoing portfolios.

               The Registrant's unaudited financial highlights for the International Magnum Portfolio for the period ended July 31, 1996 are included in the supplement to the prospectus of the International Magnum Portfolio which was filed with the SEC as set forth in Part A and are incorporated herein by reference.



               The Registrant's unaudited financial highlights for the Technology Portfolio for the period ended December 31, 1996 are included in the supplement to the prospectus of the Technology Portfolio filed herewith.


          2.   INCLUDED IN PART B (STATEMENT OF ADDITIONAL INFORMATION)


               The Registrant's audited financial statements for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap, European Equity, Asian Equity, Emerging Markets, Gold, Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios, respectively, for the fiscal year ended December 31, 1995, including Price Waterhouse LLP's report thereon are incorporated by reference from the Statement of Additional Information from the Registrant's December 31, 1995 Annual Report to Shareholders. Included in such financial statements are the following:

               1.   Report of Independent Accountants
               2.   Statement of Net Assets at December 31, 1995
               3.   Statement of Operations for the period ended December 31,
                    1995
               4. Statement of Changes in Net Assets for the respective periods presented in the two year period ended December 31, 1995
               5. Financial Highlights for the respective periods presented in the five year period ended December 31, 1995
               6.   Notes to Financial Statements


               The Fund's Mortgage-Backed Securities, China Growth, MicroCap, International Magnum and Technology Portfolios were not operational as of December 31, 1995. Accordingly, no audited financial statements are included in the Statement of Additional Information.

               The Registrant's unaudited financial statements for the International Magnum Portfolio for the period ended July 31, 1996 are incorporated by reference in Part B (the Statement of Additional Information). Post-Effective Amendment No. 31 was filed to comply with the Registrant's undertaking to file a Post-Effective Amendment containing reasonably current financial statements, which need not be certified, within four to six months of its commencement date. Included in such financial statements are the following:


               1.  Statement of Net Assets at July 31, 1996
               2.  Statement of Operations for the period ended July 31, 1996
               3. Statement of Changes in Net Assets for the period ended July 31, 1996
               4.  Financial Highlights for the period ended July 31, 1996
               5.  Notes to Financial Statements


               The Registrant's unaudited financial statements for the Technology Portfolio for the period ended December 31, 1996 are included in Part B (the Statement of Additional Information). This Post-Effective Amendment No. 32 is filed to comply with the Registrant's undertaking to file a Post-Effective Amendment containing reasonably current financial statements, which need not be certified, within four to six months of its commencement date. Included in such financial statements are the following:

               1.  Statement of Net Assets as of December 31, 1996
               2.  Statement of Operations for the period ended
                   December 31, 1996
               3. Statement of Changes in Net Assets for the period ended December 31, 1996
               4.  Financial Highlights for the period ended December 31, 1996
               5.  Notes to Financial Statements

     (B)  EXHIBITS
          --------

     1    (a)  Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on October 13, 1995.


          (b) Articles Supplementary to Registrant's Articles of Incorporation (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

          (c) Articles Supplementary to Registrant's Articles of Incorporation (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.


     2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     3    Not Applicable.

     4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Value Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (d) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (e) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (f) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (g) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (h) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities, Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (i) Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (j) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (k) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (l)  Withdrawn.

          (m) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

          (n) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (o) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N1-A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.


          (p) Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624) as filed with the SEC via EDGAR on May 24, 1996.


     6    (a)  Distribution Agreement between Registrant and Morgan Stanley &
               Co. Incorporated is incorporated by reference to Post-Effective
               Amendment No. 25 to the Registrant's Registration Statement on
               Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the
               SEC via EDGAR on August 1, 1995.

          (b) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

     8    (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
               between Registrant and United States Trust Company of New York dated March 10, 1994 is incorporated by reference to Post-
               Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Registrant's Custody Agreement (International), dated July 31, 1989, as amended is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Amendment dated April 22, 1996 to Registrant's Custody Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624) as filed with the SEC via EDGAR on May 24, 1996.

     9    (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement") is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-23166 and 811-5624), as filed with the SEC via EDGAR on August
               1, 1995.

          (b) U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

     10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     11 Consent of Independent Accountants, is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624) as filed with the SEC via EDGAR on May 24, 1996.

     13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     15 Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 1, 1995. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum and Technology Portfolios.

     16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     19 Registrant's Rule 18F-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 1, 1995.

     24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     27   (a)  Financial Data Schedules for the fiscal year ended December 31,
               1995 for Registrant's portfolios in operation during such periods (See Item 24(a)), are filed herewith.

          (b) Financial Data Schedules for the period ended July 31, 1996 for the International Magnum Portfolio are filed herewith.

          (c) Financial Data Schedules for the period ended December 31, 1996 for the Technology Portfolio are filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


          Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (ON JANUARY 31, 1997)

     Active Country Allocation Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        77
          Class B. . . . . . . . . . . . . . . . . . .         2

     Aggressive Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       319
          Class B. . . . . . . . . . . . . . . . . . .        56
     Asian Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .     1,162
          Class B. . . . . . . . . . . . . . . . . . .        89
     Balanced Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        56
          Class B. . . . . . . . . . . . . . . . . . .        15
     Emerging Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       215
          Class B. . . . . . . . . . . . . . . . . . .        33
     Emerging Markets Portfolio
          Class A. . . . . . . . . . . . . . . . . . .     1,457
          Class B. . . . . . . . . . . . . . . . . . .       118
     Equity Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       685
          Class B. . . . . . . . . . . . . . . . . . .        46
     Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       190
          Class B. . . . . . . . . . . . . . . . . . .        23
     Global Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        82
          Class B. . . . . . . . . . . . . . . . . . .        19
     Global Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       421
          Class B. . . . . . . . . . . . . . . . . . .        12
     High Yield Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       565
          Class B. . . . . . . . . . . . . . . . . . .        49
     International Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       418
          Class B. . . . . . . . . . . . . . . . . . .        49
     International Small Cap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       150
     Latin American Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       704
          Class B. . . . . . . . . . . . . . . . . . .        28
     Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       572
     Municipal Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       308
     Small Cap Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       468
          Class B. . . . . . . . . . . . . . . . . . .        17
     U.S. Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       712
          Class B. . . . . . . . . . . . . . . . . . .        60
     Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       546
          Class B. . . . . . . . . . . . . . . . . . .        18
     European Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       762
          Class B. . . . . . . . . . . . . . . . . . .        31
     Municipal Bond Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       101
          Class B. . . . . . . . . . . . . . . . . . .         1
     Mortgage-Backed Securities Portfolio

          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0

     Japanese Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       763
          Class B. . . . . . . . . . . . . . . . . . .        34
     Emerging Markets Debt Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       503
          Class B. . . . . . . . . . . . . . . . . . .        28
     Gold Portfolio
          Class A. . . . . . . . . . . . . . . . . . .       566
          Class B. . . . . . . . . . . . . . . . . . .        26
     China Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0
     MicroCap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .         0
          Class B. . . . . . . . . . . . . . . . . . .         0
     International Magnum Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        27
          Class B. . . . . . . . . . . . . . . . . . .        33
     Technology Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        23
          Class B. . . . . . . . . . . . . . . . . . .        19


ITEM 27.  INDEMNIFICATION

          Reference is made to Article TEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER

          Reference is made to the caption "The Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory Services" in Part B of Registration Statement.

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).


          DIRECTORS:
          ----------

          James M. Allwin              Director
          Barton M. Biggs              Director
          Gordon S. Gray               Director
          Peter A. Nadosy              Director
          Dennis G. Sherva             Director

          OFFICERS:

          Barton M. Biggs              Chairman
          Peter A. Nadosy              Vice Chairman
          James M. Allwin              President - Managing Director
          Barton M. Biggs              Managing Director
          P. Dominic Caldecott         Managing Director (MSAM) - UK
          A. Macdonald Caputo          Managing Director
          Ean Wah Chin                 Managing Director (MSAM) - Singapore
          Garry B. Crowder             Managing Director
          Michael A. Crowe             Managing Director
          Madhav Dhar                  Managing Director
          Kurt A. Feuerman             Managing Director
          Gordon S. Gray               Managing Director
          Gary D. Latainer             Managing Director
          Peter A. Nadosy              Managing Director
          Dennis G. Shorva             Managing Director
          Richard G. Woolworth, Jr.    Managing Director
          Warren Ackerman III          Principal
          John R. Alkire               Principal (MSAM) - Tokyo
          Robert E. Angevine           Principal
          Gerald P. Barth-Wehrenalp    Principal
          Francine J. Bovich           Principal
          Stuart J. M. Breslow         Principal
          Terence P. Carmichael        Principal
          Arthur Certosimo             Principal
          James K. K. Cheng            Principal (MSAM) - Singapore
          Stephen C. Cordy             Principal
          Jacqueline A. Day            Principal (MSAM) - UK
          Paul B. Ghaffari             Principal
          James Wayne Grisham          Principal
          Perry E. Hall II             Principal
          Marianne Laing Hay           Managing Director (MSAM) - UK
          Margaret Kinsley Johnson     Principal
          Kathryn Jonas Kasanoff       Principal
          Debra A. F. Kushma           Principal
          Marianne J. Lippmann         Principal
          Gary J. Mangino              Principal
          M. Paul Martin               Principal
          Walter Maynard, Jr.          Principal
          Robert L. Meyer              Principal
          Margaret P. Naylor           Principal (MSAM) - UK
          Warren Olsen                 Principal
          Christopher G. Petrow        Principal
          Russell C. Platt             Principal
          Gail Hunt Reeke              Principal
          Christine I. Reilly          Principal
          Bruce R. Sandberg            Principal
          Robert A. Sargent            Managing Director (MSAM) - UK
          Harold J. Schaaff, Jr.       Principal
          Kiat Seng Scah               Principal (MSAM) - Singapore
          Vinod R. Sethl               Managing Director
          Stephen C. Sexauer           Principal
          Robert M. Smith              Principal
          Philip W. Winters            Principal
          Alford E. Zick, Jr.          Principal
          Marshall T. Bassett          Vice President
          L. Kenneth Brooks            Vice President
          Andrew C. Brown              Principal (MSAM) - UK
          Frances Campion              Principal (MSAM) - UK

          Carl Kuo-Wei Chien           Vice President (MSAM) - Hong Kong
          Lori A. Cohane               Vice President
          James Colmenares             Vice President
          Kate Cornish-Bowden          Vice President (MSAM) - UK
          Raye L. Dube                 Vice President
          Abigail Jones Feder          Principal
          Josephine M. Glass           Vice President
          Maureen A. Grover            Vice President
          Kenneth R. Holley            Vice President
          Valerie Y. Lewis             Vice President
          Gordon W. Loory              Vice President
          Yvonne Longley               Vice President (MSAM) - UK
          Jeffrey Margolis             Principal
          Paula J. Morgan              Vice President (MSAM) - UK
          Clare K. Mutone              Vice President
          Martin O. Pearce             Vice President
          Alexander A. Pena            Vice President
          Anthony J. Pesce             Vice President
          David J. Polansky            Vice President
          Donald P. Ryan               Vice President
          Michael James Smith          Vice President (MSAM) - UK
          Kim I. Spellman              Vice President
          Joseph P. Stadler            Vice President
          Christian K. Stadlinger      Vice President
          Catherine Steinhardt         Vice President
          Kunihiko Sugio               Principal (MSAM) - Tokyo
          Joseph Y.S. Tern             Vice President (MSAM) - Singapore
          Ann D. Thiviergo             Principal
          Richard Boon Hwee Toh        Vice President (MSAM) - Singapore
          K.N. Vaidyanathan            Vice President (MSAM) - Bombay
          Kevin V. Wasp                Vice President
          Harold J. Schaaff, Jr.       General Counsel and Secretary
          Madeline D. Barkhorn         Assistant Secretary
          Charlene R. Herzer           Assistant Secretary
          Charles R. Hintz             Treasurer
          Michael B. Kushma            Principal
          William S. Auslander         Vice President
          Johathan Paul Backeridge     Vice President - (MSAM) Australia
          Nikhil Dhaon                 Vice President
          Daniel E. Fox                Vice President
          Thomas A. Funk               Vice President
          James A. Grasselino          Vice President
          Holly D. Happs               Vice President
          Peter L. Kirby               Vice President
          Daniel R. Lascano            Vice President
          Willam David Lack            Vice President - (MSAM) London
          Terumi Nagata                Vice President - (MSAM) Tokyo
          Akash Prakash                Vice President - (MSAM) Bombay
          Andy B. Skov                 Vice President


          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; certain portfolios of The Enterprise Group of Funds, Inc.; Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc., certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; all funds of The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; The Pakistan Investment

Fund, Inc.; PCS Cash Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of the SunAmerica Series Trust and certain portfolios of the Fortis Series Fund.

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Fund, Inc. and PCS Cash Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, formerly Mutual Funds Service Company, P.O. Box 2798, Boston, Massachusetts 02208-2798; MSAM; MS&Co.; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES
          -------------------

          The Registrant has entered into a Service Agreement with The Chase Manhattan Bank, N.A., successor in interest to United States Trust Company of New York, which was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 25 to the Fund's Registration Statement and is incorporated herein by reference.

ITEM 32.  UNDERTAKINGS
          ------------


          1. Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the China Growth, Mortgage-Backed Securities and MicroCap Portfolios within four to six months of their effective date or the commencement of operations, whichever is later.


          2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on February 28, 1997

                              MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                   By:  /s/ Warren J. Olsen
                                        -------------------
                                        Warren J. Olsen
                                        President and Director

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                    DATE

/s/ Warren J. Olsen                Director, President      February 28, 1997
-------------------------------    (Principal Executive
Warren J. Olsen                    Officer)


* /s/ Barton M. Biggs              Director (Chairman)      February 28, 1997
-------------------------------
  Barton M. Biggs


* /s/ Fergus Reid                  Director                 February 28, 1997
-------------------------------
  Fergus Reid


* /s/ Frederick D. Robertshaw      Director                 February 28, 1997
-------------------------------
  Frederick O. Robertshaw


* /s/ Andrew McNally IV            Director                 February 28, 1997
-------------------------------
  Andrew McNally IV


* /s/ John D. Barrett II           Director                 February 28, 1997
-------------------------------
  John D. Barrett II


* /s/ Gerard E. Jones              Director                 February 28, 1997
-------------------------------
  Gerard E. Jones


* /s/ Samuel T. Reeves             Director                 February 28, 1997
-------------------------------
  Samuel T. Reeves


* /s/ Frederick B. Whittemore      Director                 February 28, 1997
-------------------------------
  Frederick B. Whittemore


* /s/ James R. Rooney              Treasurer                February 28, 1997
-------------------------------    (Principal
  James R. Rooney                  Accounting
                                   Officer)
*By: /s/ Warren J. Olsen
   ----------------------------
     Warren J. Olsen
     Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------

  EDGAR
  Exhibit
  Number                      Description

EX-99.B    1(a)     Articles of Amendment and Restatement are incorporated by
                    reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on October 13, 1995.


            (b) Articles Supplementary to Registrant's Articles of Incorporation (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

            (c) Articles Supplementary to Registrant's Articles of Incorporation (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.


EX-99.B    2        Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

EX-99.B    5   (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (b)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc.  (adding
                    Registrant's Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No.
                    25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

EX-99.B    5   (c)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and
                    Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (d)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (e)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form

                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (f)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap
                    Portfolios) is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (g)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (h)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities,
                    Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

EX-99.B    5   (i)  Sub-Advisory Agreement among Registrant, Morgan Stanley
                    Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (j)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (k)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (l)  Withdrawn.

EX-99.B    5   (m)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

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EX-99.B    5   (n)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (o)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement of Form N1-A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

EX-99.B    5   (p)  Form of Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on May 24, 1996.

EX-99.B    6   (a)  Distribution Agreement between Registrant and Morgan Stanley
                    & Co. Incorporated is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    6   (b)  Supplement to Distribution Agreement between Registrant and
                    Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

EX-99.B    8   (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
                    between Registrant and United States Trust Company of New
                    York dated March 10, 1994 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    8   (b)  Registrant's Custody Agreement (International), dated July
                    31, 1989, as amended is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    8   (c)  Amendment dated April 22, 1996 to Registrant's Custody
                    Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No.
                    30 to the Registrant's Registration Statement on Form
                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

EX-99.B    9   (a)  Administration Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. (the "MSAM Administration
                    Agreement") is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   9    (b)  U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed

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                    with the SEC via EDGAR on August 1, 1995.

EX-99.B   10        Opinion of Counsel is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


EX-99.B   11        Consent of Independent Accountants, is incorporated by
                    reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.


EX-99.B   13        Purchase Agreement is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   15        Form of Plan of Distribution Pursuant to Rule 12b-1 for
                    Class B Shares (the "Class B Plan") of the Active Country
                    Allocation Portfolio is incorporated by reference to Post-
                    Effective Amendment No. 27 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 1, 1995. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B
                    Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed
                    Income, Global Fixed Income, Municipal Bond, Mortgage-Backed
                    Securities, High Yield, Money Market, Municipal Money
                    Market, Small Cap Value Equity, Value Equity, Balanced,
                    Gold, Global Equity, International Equity, International
                    Small Cap, Asian Equity, European Equity, Japanese Equity,
                    Latin American, Emerging Markets, Emerging Markets Debt,
                    China Growth, Equity Growth, Emerging Growth, MicroCap,
                    Aggressive Equity, U.S. Real Estate, International Magnum and Technology Portfolios.

EX-99.B   16        Schedule of Computation of Performance Information is
                    incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

EX-99.B   19        Registrant's Rule 18F-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on November 1, 1995.

EX-99.B   24        Powers of Attorney are incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


EX-99.B   27        (a)   Financial Data Schedules for the fiscal year ended
                          December 31, 1995 for Registrant's portfolios in operation during such periods (See Item 24(a)), are filed herewith.



                    (b) Financial Data Schedules for the period ended July 31, 1996 for the International Magnum Portfolio are filed herewith.



                     (c) Financial Data Schedules for the period ended December 31, 1996 for the Technology Portfolio are filed herewith.


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